Filed Pursuant to Rule 497 (e)
                                                     Registration Nos. 333-20287
                                                                   and 811-08023


                               DATED JUNE 27, 1997


PROSPECTUS

[LOGO]                                                           600 17th Street
Colorado Double Tax                                          Suite 2610 S. Tower
Exempt Bond Fund, Inc.                                    Denver, Colorado 80293


Statewide Call Toll Free 1-800-279-4426
From the Denver Area Call (303) 623-7500

     Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") is an open end management investment company. The Fund presently offers Colorado investors a choice of a Short- Intermediate Portfolio and an Income Portfolio, each of which is a no front-end load, non-diversified investment portfolio of the Fund. Both portfolios seek to provide Colorado investors with as high a level of tax-exempt income as is consistent with the maturities of the portfolio selected and, regardless of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

     The Short-Intermediate Portfolio invests primarily in high quality short and intermediate term Colorado municipal securities and is restricted to a weighted average maturity of no more than seven years. The Income Portfolio invests primarily in high quality long- and intermediate- term Colorado municipal securities and is expected to have a weighted average maturity of more than seven years. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

     This Prospectus is intended to set forth in a clear and concise manner information about the Fund that a prospective investor should know before investing. After reading the Prospectus, it should be retained for future reference as it contains information about the purchase and sale of shares and other items which a prospective investor will find useful to have.

     A "Statement of Additional Information" dated June 27, 1997 which provides a further discussion of certain matters covered by this Prospectus and other matters which may be of interest to investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge from the Fund at the address and telephone number shown above.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     (LOGO)
                      COLORADO DOUBLE TAX-EXEMPT BOND FUND

     Supplement dated March 5, 1998 to the Prospectus dated June 27, 1997.

     This supplement to the prospectus of the Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") dated June 27, 1997 (the "Prospectus") amends the Prospectus to remove all references to the contingent deferred sales charge of 1% upon the redemption of Fund shares that occur within one year of purchase and to state that, because the contingent deferred sales charge has been deleted, the Fund is now a no-load fund. All references in the Prospectus to a contingent deferred sales charge are hereby amended by the prior sentence.

COLORADO DOUBLE TAX-EXEMPT BOND FUND

                                     (LOGO)
                      COLORADO DOUBLE TAX-EXEMPT BOND FUND

     Supplement dated March 5, 1998 to the Statement of Additional Information dated June 27, 1997.

     This supplement to the statement of additional information of the Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") dated June 27, 1997 (the "Statement of Additional Information") amends the Statement of Additional Information to remove all references to the contingent deferred sales charge of 1% upon the redemption of Fund shares that occur within one year of purchase and to state that, because the contingent deferred sales charge has been deleted, the Fund is now a no-load fund. All references in the Statement of Additional Information to a contingent deferred sales charge are hereby amended by the prior sentence.

COLORADO DOUBLE TAX-EXEMPT BOND FUND

                                  EXPENSE TABLE


     Shareholder Transaction Expenses

          Contingent  Deferred Sales Loads (as a percentage of            *
          original purchase price or redemption proceeds, as applicable

     Annual Fund Operating Expenses (as a percentage of average net assets)


     Management Fees                                                      .23
     12b-1 Fees                                                           .25

     Other Expenses (after expense limitation)**                          .20

     Total Fund Operating Expenses (after expense limitation)**           .68**
                                                                          ===

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly in connection with an investment in the Fund. These figures are based on estimated amounts for the current fiscal year and are based on estimated operating expenses of the Fund before fee waivers and expense reductions.

Example

     As required by regulations of the Securities and Exchange Commission, the following example illustrates the expenses that apply to a $1,000 investment in the Fund over various time periods assuming (i) a 5% annual rate of return and
(ii) redemption at the end of each such time period.

               One Year                           Three Years
                 $17                                  $22

     This example is based on the aggregate annual operating expenses, before fee waivers and expense reductions, shown above and should not be considered a representation of past or future expenses which may be more or less than those shown.


* A deferred sales charge 1% is assessed on certain redemptions that occur within one year of purchase. See "Purchase of Shares."

** Estimated expenses for the current fiscal year. The Funds investment adviser has agreed to reimburse the Fund for its expenses to the extent that they exceed .68% of the Fund's average annual net assets.

                             DESCRIPTION OF THE FUND

     The Fund is an open-end management investment company, or mutual fund, organized as a Maryland corporation on August 29, 1996. The Fund offers a choice of two portfolios, each of which is a no front-end load, non-diversified investment portfolio of the Fund. Both portfolios are designed to provide Colorado investors with as high a level of tax-exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

Investment Objective

     The Fund believes that by offering two portfolios, it can achieve a more precise objective for an investor than a single portfolio attempting to achieve multiple objectives. The Fund offers a Short-Intermediate Portfolio (the "Short-Intermediate Portfolio") which restricts its weighted average maturity to no more than seven years, and an Income Portfolio (the "Income Portfolio") which is expected to have a weighted average maturity of more than seven years. Each portfolio differs from the other primarily in the maturity of its holdings and consequently in the yield levels and principal volatility which might be expected from such maturity differentials. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

     It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and from Colorado personal income taxes.

     Under normal market conditions, the Fund will attempt to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in each portfolio in Colorado municipal securities. The Fund will invest only in securities which at the time of purchase have one of the four highest ratings of Moody's Investor Service, Inc. ("Moody's) (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A and BBB), or in securities which are not rated, provided that, in the opinion of the Fund's investment adviser (the "Adviser"), such securities are comparable in quality to those within the four highest ratings of Moody's, S&P or Fitch. These securities are considered to be "investment grade" securities, although bonds rated in the fourth highest ratings level (Baa by Moody's and BBB by S&P and Fitch) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and as having some speculative characteristics. Securities on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. In the event the rating of an issue held in the Fund's portfolio is lowered by the rating service, such change will be considered by the Fund in its evaluation of the overall investments of the security, but such change will not necessarily result in an automatic sale of the security. For a description of municipal securities ratings see "Appendix A-Description of Municipal Securities

Ratings" in the Statement of Additional Information.

     The Fund also may invest up to 20% of the value of its net assets in fixed-income securities, the interest on which is subject to federal, state and local income tax. This may be done (i) pending the investment or reinvestment in Colorado municipal securities, (ii) in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors, or
(iii) where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. For purposes of this paragraph, the term "fixed-income securities" shall include only securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities, and certificates of deposit of domestic banks which have capital, surplus and undivided profits of over $1 billion and which are members of the Federal Deposit Insurance Corporation.

     Generally, the Fund will not buy illiquid securities or Colorado municipal securities for which an active trading market does not exist. Moreover, as a matter of fundamental policy, in no event will the Fund acquire Colorado municipal securities or other illiquid assets for which there is no active trading market if such Colorado municipal securities and illiquid assets, in the aggregate, would comprise 15% or more of the net assets of the Fund. Included in this 15% limitation are restricted or not readily marketable securities and repurchase agreements maturing or terminable in more than seven (7) days. Although there may be no daily bid and asked activity for certain not rated Colorado municipal securities, there is an active secondary market for them, and for this reason the Adviser considers them to be liquid.

     The Fund may borrow money from banks for temporary purposes only, and in an amount not to exceed 10% of the value of its total assets. The Fund will not purchase portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets.

     Except as otherwise herein noted or in the Statement of Additional Information, the investment policies of the Fund described in this Prospectus are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of the outstanding voting securities of the Fund. However, the Board of Directors will not change the Fund's principal investment objective, which is a fundamental policy of the Fund, of seeking to provide as high level of income exempt from federal taxes and from Colorado personal income taxes as is consistent with the maturities of the portfolio selected and, regardless of the portfolio selected, with a greater degree of principal stability than is associated with funds or trust invested exclusively in long-term municipal bonds. Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or such Series or (2) 67% or more of the shares of the Fund or of such Series present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund or of such Series are represented at the meeting in person or by proxy. The Fund is subject to a number of additional investment restrictions, some of which may be changed only with the approval of shareholders, which limits its activities to some extent. For a list of these restrictions and more information concerning the policies discussed herein, please see the Statement of Additional Information.

Colorado Municipal Securities

     As used in this prospectus, the term, "Colorado municipal securities," refers to debt obligations issued by the State of Colorado, its counties, municipalities, authorities and political subdivisions for the purpose of obtaining funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, exempt from federal and Colorado State income taxes.

     Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately operated facilities are included in the definition of Colorado municipal securities, provided that the interest paid thereon is exempt from Federal and Colorado State income taxes. Tax-exempt industrial development bonds do not generally pledge of the credit of the issuing municipality.

     The Fund may also purchase bond put programs consisting of long-term low coupon bonds with put options that give the purchaser the right to sell the bonds back to the seller at a specified price on a specified date usually within three to five years of the offering date of the program. In the case of such purchases, the date that the put option may be exercised is considered to be the maturity date. All bonds purchased as part of bond put programs are required to satisfy the same quality standards of the Fund applicable to other bond purchases. Additionally, the obligation of the seller to purchase a bond upon exercise of the put option must be supported by a bank letter of credit (which in the case of a selling bank must be issued by another bank). In the opinion of the Adviser, the marketability and liquidity of such bonds and their accompanying put options is the same as other bonds held by the Fund. The Fund may also purchase tender option programs that give the purchaser the right to sell the bonds back to the seller or issuer at any time prior to maturity after expiration of a specified holding period. In the case of such purchases, the first date that the bonds may be tendered is considered to be the maturity date. There is no limitation on the aggregate principal amount of bonds associated with bond put programs or tender option programs which may be purchased in either portfolio although it is not anticipated that either program will exceed 20% of the assets of a portfolio.

     Each portfolio may invest in variable rate demand instruments, repurchase agreements and standby commitments provided that none of such investments constitutes more than 5% of the assets of the portfolio. Each portfolio may also invest in when-issued securities without limitation.

     Also included within the general category of Colorado municipal securities are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities.

The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriative" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations, if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board of Directors, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Aaa, Aa, A or Baa or better by Moody's or AAA, AA, A, BBB or better by S&P or Fitch.

     The Short-Intermediate Portfolio will tend to have a longer average maturity when interest rates are expected to decline (a market rise) and a shorter average maturity when interest rates are expected to rise (a market decline). The Income Portfolio places no maturity restrictions on the municipal securities in which it may invest. The Income Portfolio's weighted average maturity is expected to be more than seven years. The Income Portfolio will tend to have a longer average maturity when interest rates are expected to decline (a market rise) and a shorter average maturity when interest rates are expected to rise (a market decline). The Income Portfolio does not intend to maximize income through total concentration in long-term maturities. The Income Portfolio will have a dollar weighted average maturity of twenty years or more with respect to that portion of its holdings not invested in short-term securities (maturity equal to one year or less) only if in the Adviser's opinion the prevailing conditions are very favorable to long-term investment.

     While these quality and maturity policies should generally result in lower yields for both portfolios than would be obtainable in funds or trusts comprised of longer term obligations, lower quality obligations or both, they are intended to provide greater stability of principal than such other funds or trusts.

     The current yield and average maturity for both portfolios is available at any time by calling the appropriate telephone number as indicated on the cover page of this Prospectus.

     A more detailed description of the securities in which the Fund may invest is contained in the Statement of Additional Information.

Investment Risk Considerations

     In addition to the risks specific to the types of securities in which the Fund may invest described herein and in the Statement of Additional Information, the Fund is also subject to the following risks:

     Market/Credit Risk. There are two categories of risks to which the Fund is subject: credit risk and market risk. Credit risk is a function of the ability of an issuer of a municipal security to maintain timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate. A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Even though the Fund's quality standards require that investments (including bonds purchased in bond put programs) be in the four highest categories of Moody's, S&P or Fitch or the determination of equivalent quality by the Adviser in the case of all investments not secured with U.S. government obligations, or of equivalent quality as determined by the Adviser for not rated securities, there is no assurance that credit risk can be entirely eliminated. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the securities which they undertake to rate and are not absolute standards of quality. Market risk is the risk of price fluctuation of a municipal security caused by changes in economic and interest rate conditions generally affecting the market as a whole. A municipal security's maturity length also affects the price. As with other debt instruments, the price of the securities in which the Fund invests are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Fund's debt instruments may rise. Price changes of securities have a direct impact on the net asset value of the Fund.

     Diversification. As a non-diversified investment company, the Fund is not subject to any restrictions under the 1940 Act with respect to the concentration of its investments in assets of one or more issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund's investments will be limited so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, among other requirements, the Fund's investments will be limited so that at the close of each of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of principal and interest may be regarded as the sole issuer. A fund which elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent the Fund assumes large positions in a small number of issuers, the Fund's total return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Risks Related to Colorado

     Because of limitations contained in the state constitution, the State of Colorado issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities. Additionally, the state currently is authorized to issue short-term revenue anticipation notes.

     There are approximately 2,000 units of local government in Colorado. These include counties, home rule cities and counties, statutory cities and towns, school districts, water and sanitation districts, fire protection districts, metropolitan districts, general improvement and service districts. These municipal entities all have some constitutional and/or statutory authority to collect taxes, generate revenues and incur indebtedness.

     A major revenue source for many of these municipalities is the ad valorem property tax levied at the local level, with $2,421,892,140 and $2,512,514,138 projected to be collected throughout Colorado in tax years 1994 and 1995, respectively.

     In 1994, the assessed valuation of all real and personal property subject to taxation in Colorado was $29,831,046,660. This was up 3.2% from 1993 levels. For the 1989 and 1990 levy years, residential property was assessed at 15% of statutory "actual" value, and all other property was assessed at 29% of statutory "actual" value, using the levels of value for the one and one-half year period immediately prior to July 1, 1988, to determine statutory "actual" value. For the 1991 and 1992 levy years, the residential assessment ratio was 14.34% and the levels of value for the one and one-half year period immediately prior to July 1, 1990, were used to determine statutory "actual" value. For 1993 and 1994, the residential assessment ratio was reduced to 12.86%. For 1995 and 1996, the ratio was reduced to 10.36% from 12.86%.

     The Colorado Legislative Council's economic forecast predicts an increase in general fund revenues of about 4.4% during the 1995-1996 fiscal year.

     The major risks to a continued economic recovery in Colorado are reduced federal expenditures, particularly in the area of defense, cessation of large public works projects in the state, a drop in tourism caused by the lack of any state-sponsored advertising, and reduced commercial real estate values. Any of these potential events could adversely affect the Colorado economy and local governmental revenues. Additionally, on November 3, 1992, Colorado voters approved an amendment to the Colorado Constitution which is commonly referred to as the Taxpayer's Bill of Rights ("TABOR"). TABOR imposes various limits and new requirements on spending by the State of Colorado and all Colorado local governments (each of which is referred to in this section as a "governmental unit"). Any of the following, for example, now requires prior voter approval:
(i) any increase in a governmental unit's spending from one year to the next in excess of the rate of inflation plus a "growth factor," as defined in TABOR;
(ii) any increase in the real property tax revenues of a local governmental unit

(not including the State) from one year to the next in excess of inflation plus the appropriate "growth factor"; (iii) any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase for a property class, extension of an expiring tax or a tax policy change directly causing a net tax revenue gain; and (iv) except for refinancing bonded indebtedness at a lower interest rate or adding new employees to existing pension plans, creation of any multiple-fiscal year direct or indirect debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years. TABOR has already reduced the financial flexibility of all levels of Colorado government. In particular, governmental units dependent on taxes on residential property are being squeezed between TABOR requirements of voter approval for increased mill levies and an earlier State constitutional amendment which has had the effect of lowering the assessment rate on residential property from 21.0% to 10.36% over the past eight years.

     There can be no assurance that these, or other events, will not negatively affect the market value of the securities in the Fund or the ability of municipal entities to pay their debt obligations in a timely manner.

Legislative Tax Changes

     From time to time proposals to restrict or eliminate the Federal income tax exemption for interest on the type of securities to be purchased by the Fund are introduced and undoubtedly will continue to be introduced. If such proposals were enacted, the Fund would reevaluate its investment objective and policies. Any change in such objective and policies would require shareholder approval. It is not known if a flat tax plan (or any of the other Treasury recommendations) will be enacted and, if it is enacted, the form it will take.

                             MANAGEMENT OF THE FUND

     The affairs of the Fund will be managed under the supervision of its Board of Directors. The identities of the directors and officers of the Fund, together with certain other information about them, including fees paid to directors, are contained in the Statement of Additional Information. The Fund has been organized as a corporation under the laws of the State of Maryland. In accordance with Maryland's General Corporation law, a director of the Fund is responsible for performing his duties in good faith, in a manner he reasonably believes to be in the best interests of the Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Adviser

     The Adviser, Funds Management Corporation, located at 600 17th Street, Suite 2610 South Tower, Denver, Colorado 80202, serves as the Fund's investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and the Adviser dated May 28, 1997. The Adviser was incorporated as a Colorado corporation on April 7, 1988.

     Mr. Calvin F. Isaak, 600 17th Street, Suite 2610 South, Denver, Colorado 80202, is the President of the Advisor, as well as President and Chairman of the Board of the Fund. He is also Chairman of the Board and President of Isaak Bond Investments, Inc., the Fund's principal underwriter and a distributor of the Fund's shares (the "Underwriter"). Mr. Isaak is a controlling shareholder of the Underwriter, which owns all the stock of the Advisor. In his capacity as President of the Adviser, he will be primarily responsible in directing all investment decisions for the Fund, placing orders to purchase and sell securities and supervising the investment staff which provides economic and research services to the Fund.

     All investment decisions are made in accordance with the Fund's stated policies and are subject to the supervision and direction of the Board of Directors.

     Under the Advisory Agreement, the Fund pays Funds Management Corporation as compensation for its services, a fee computed daily and paid monthly at an annual rate of .23 of 1.00% of the value of the Fund's average daily net assets.

Portfolio Transactions

     The frequency of portfolio transactions-the Fund's portfolio turnover rate-will vary from year to year depending on market conditions. The Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 100% per year; however, there can be no assurances that the Fund will be able to meet this objective.

     The Adviser will be authorized to allocate the Fund's securities transactions to the Underwriter and to other broker-dealers who help distribute the Fund's shares. The Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers. This is consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine.

     In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser's judgment, implement the Fund's policy to achieve best execution, i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through broker-dealers include a spread between the bid and asked prices. When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, (i) whether a broker-dealer has provided research services, as further discussed below; and (ii) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Adviser as its investment adviser or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that such research received by such other accounts may or may not be useful to the Fund.

     Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereof. These conditions relate among other things, to the terms of an issue of municipal securities purchased by the Fund, the reasonableness of the broker-dealer spread, the amount of municipal securities which may be purchased from any one issuer, and the amount of the Fund's assets which may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Directors, including a majority of the Fund's Board of Directors who are not interested persons of the Fund as defined by the 1940 Act.

     The Board of Directors will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

     Certain investments may be appropriate for the Fund and also for clients of the Underwriter. In such event, the Underwriter will allocate transactions among the Fund and its clients in a manner which it believes to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Underwriter in the interest of obtaining the most favorable net results for the Fund.

Plan of Distribution

     A plan of distribution has been approved and adopted by the Fund (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for each of the Fund's portfolios. Under the Distribution Plan, the Fund may reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates.

     The maximum amount which the Fund may reimburse to distributors or others for such expenses is 0.25% per annum of the average daily net assets of the Fund, payable on a quarterly basis. All expenses of distribution in excess of 0.25% per annum will be borne by distributors or others who have incurred them, without reimbursement from the Fund.

     The Distribution Plan also covers any payments to or by the Fund, Advisers, distributors or other parties on behalf of the Fund, Advisers or distributors to the extent such payments are deemed to be before the financing of any activity primarily intended to result in the sale of shares by the Fund in the context of Rule 12b-1. The payments under this Distribution Plan are included in the maximum operating expenses which may be borne by the Fund.

Expenses of the Fund

     In addition to the Adviser's fee, the Fund bears all its other expenses, including, but not limited to, fees and expenses of those directors who are not officers of the Adviser; salaries and expenses of any employees of the Fund who are not affiliated with the Adviser; fees and expenses of the custodian, transfer agent and dividend disbursing agent; interest expenses; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; accounting and legal fees; insurance premiums; expenses of maintaining the Fund's qualification as a Maryland corporation and of holding shareholders' meetings; expenses of preparation and distribution to shareholders, of reports, proxies and prospectuses; fees and expenses of membership in industry organizations; expenses incident to the issuance of its shares against payment therefor by or on behalf of the subscribers thereto, including printing of stock certificates and such non-recurring expenses as may arise, including actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify its officers and directors with respect thereto. Notwithstanding the foregoing, all organizational expenses, including expenses of registering and qualifying shares for sale with the Securities and Exchange Commission, legal and accounting expenses incurred in organizing the Fund and registering the shares and expenses incurred in the solicitation of purchasers of Fund shares, will be borne by the Adviser.

     The Adviser has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the Adviser's fee) of the average annual net assets of the Fund.

                    TAXATION OF THE FUND AND ITS SHAREHOLDERS

Federal Income Taxes

     The Fund intends to qualify as a "regulated investment company" under the Code, and intends to take all other action required to ensure that no federal income taxes will be payable by the Fund and that the Fund may pay "exempt-interest dividends" to its shareholders. The Fund has received an opinion of counsel from Kutak Rock to the effect that, subject to certain conditions described therein, the Fund will be characterized as a regulated investment company, as described in Section 851 of the Code. In order to pay exempt-interest dividends at least 50% of the value of the Fund's total assets must consist of obligations exempt from federal income tax pursuant to Section 103(a) of the Code.

     Net interest income on obligations exempt from federal income tax, when distributed to shareholders and designated by the Fund as exempt-interest dividends, will be exempt from federal income tax in the hands of the shareholders. Short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested. Long-term capital gain distributions to shareholders will be treated as taxable long-term capital gain, whether received in shares of the Fund or in cash, regardless of how long a shareholder has held his shares. It is not likely that the Fund will retain undistributed capital gains; however, in such an event, a shareholder must include in income, as long-term capital gain, his share of undistributed long-term capital gain designated by the Fund. Under such circumstances, the shareholder may claim a refundable credit against the tax for his proportionate share of any capital gain tax paid by the Fund. Under present law, the maximum rate of tax on the net capital gains of an individual resulting from the sale or exchange of assets held for more than 18 monthes is 20%. A maximum rate of 28% will apply on the sale or exchange of assets held more than one year, but less than 18 months. In addition, for tax years beginning after December 31, 2000, the maximum capital gains rate for assets which are held for more than five years after December 31, 2000 is 18%.

     Under Section 55 of the code, the alternative minimum tax now applies to all taxpayers, including corporations, and increases a taxpayer's tax liability only to the extent it exceeds the taxpayer's regular income tax (less certain credits) for the year. The alternative minimum tax is equal to 26% (or in some cases, 28%) in the case of individuals (20% for corporations) of the excess of the taxpayer's taxable excess, which is the amount by which alternative minimum taxable income exceeds the applicable exemption amount. The exemption is $45,000 for spouses filing a joint return, $33,750 for a single taxpayer, and $22,500 for a married taxpayer filing a separate return, or for a trust or estate. The exemption is phased out at the rate of $.25 for each dollar by which a taxpayer's alternative taxable income exceeds a predetermined amount.

     "Alternative minimum taxable income" is a taxpayer's taxable income (i) determined with specified adjustments for the alternative minimum tax and (ii) increased by "items of tax preference." The types of income constituting "items of tax preference" include otherwise allowable tax-exempt interest on private activity bonds issued after August 7, 1986 (except bonds issued by charities qualifying under Section 501(c)(3) of the Code).

     Under the Code any loss on the sale or exchange of shares in the Fund held by a shareholder for six months or less will be disallowed to the extent the shareholder received exempt-interest dividends with respect to those shares.

     Distributions from the Fund's non-exempt investment income and from any net realized short-term gain will be taxable to shareholders as ordinary income, whether received in cash or in additional shares of the Fund. Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     Subject to modification by Regulations to be published, written notice concerning the federal income tax status of distributions will be mailed within sixty (60) days after the close of the year to shareholders of the Fund annually in accordance with applicable provisions of the Code.

         Regulated investment companies will be subject to a non-deductible excise tax equal to 4% of the excess of the amount required to be distributed for the calendar year over the distributed amount for the calendar year. The Fund intends to avoid the imposition of this excise tax, and will therefore distribute during each calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one year period ending on October 31 of the calendar year.

         Unless a shareholder includes his taxpayer identification number (social security number for individuals) in the General Authorization Form and certifies that he is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% of non-exempt distributions and other reportable payments to the shareholder.

         Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing Fund shares.

         The limitations on the deduction of miscellaneous itemized deductions do not apply to publicly offered regulated investment companies. The Adviser intends to use its best efforts to ensure that the Fund qualifies as a publicly offered regulated investment company for the purposes of the foregoing provision.

Colorado Income Taxes

         Individuals, trusts, estates, and corporations who are holders of shares of the Fund and who are subject to Colorado income tax will not be subject to Colorado tax on distributions from the Fund to the extent that such distributions qualify as either (1) exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are derived from interest on tax-exempt obligations of the State of Colorado or any of its political subdivisions; or (2) distributions derived from interest on obligations of the United States or its possessions included in federal adjusted gross income.

         To the extent that distributions on shares of the Fund are attributable to sources of income not described in the preceding sentences, including capital gains, such distributions will not be exempt from Colorado income tax.

         There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

                            NET ASSET VALUE PER SHARE


         The net asset value per share of each portfolio is determined by the Fund's transfer agent (the "Transfer Agent"), American Data Services, Inc. as of 12:00 noon Colorado time on each day when the New York Stock Exchange is open and on any other day on which there is sufficient trading in municipal obligations to affect portfolio values, by dividing the total assets of each portfolio less all its liabilities by the total number of shares outstanding in such portfolio. In determining net asset value, all of each portfolio's securities except money market instruments and short-term municipal obligations with remaining maturities of sixty (60) days or less are valued at market by a pricing service, approved by the Board of Directors and the Transfer Agent, which furnishes the Transfer Agent with valuations based in each case upon information concerning market transactions and quotations from recognized municipal securities broker-dealers. Securities for which market quotations are readily available are valued at the last reported sale price, or, if no sales are reported on that day, at the mean between the latest available bid and asked prices. Securities for which quotations are not readily available are valued by the pricing service considering such factors as yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, indications as to value from broker-dealers, and general market conditions. The methods used by the pricing service and the valuations so established are reviewed regularly by officers of the Fund under the general supervision of its Board of Directors. The Fund's pricing service is Kenny Information Service. The use of such service by the Fund is the method selected by the Fund's Board of Directors for obtaining a fair determination of the value of securities for which quotations are not readily available.

                               PURCHASE OF SHARES

         Shares of each portfolio may be purchased by check or by wire transfer of funds through a bank. The minimum initial investment is $10,000 for each portfolio selected. Investments may be made in any amount in excess of the minimum. Subsequent investments may be in any amount for the portfolio selected. Each portfolio's shares are sold on a continuous basis without a sales charge at the net asset value in effect at the time a purchase order is processed. Purchase orders are processed after federal funds are made available to the Fund as hereafter provided.

         A contingent deferred sales charge of 1% may be imposed upon redemption of Fund shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares if they are to be exchanged for shares of another portfolio; and (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

         Dividends begin on the day federal funds are made available to the Fund and continue to and including the day of redemption.

Purchases by Check

         Shares may be purchased initially by mailing a completed account application form together with a check payable to "Colorado Double Tax-Exempt Bond Fund, Inc." for the amount to be invested in the Fund. The address for mailing is Colorado Double Tax-Exempt Bond Fund, Inc., P.O. Box 641235, Cincinnati, Ohio 45264-1235. (If sending by express mail or other service requiring a street address, use Colorado Double Tax-Exempt Bond Fund, Inc., c/o Star Bank, N.A., Mutual Fund Custody Department, 425 Walnut Street M.L. 6118, 6th Floor, Cincinnati, Ohio 45202.

         Purchases of shares purchased by check are effected when federal funds are made available to the Fund. Federal funds are normally made available to the Fund at 9:00 a.m. on the third business day following receipt of the check. Shares are purchased at the net asset value in effect when the check is received by the Fund. During the period of time between receipt of the check and the Fund's collection of federal funds, an investor's money will not be invested and no dividends will accrue to an investor.

         Subsequent purchases may be effected by mailing a check as outlined above. The shareholder's account number and the portfolio in which he intends to make the additional purchase should appear on the check. In addition, the shareholder should enclose the stub portion of the most recent confirmation statement received from the Fund.

Purchases by Wire

         Shares may be purchased by wiring federal funds to the Fund. Prior to an initial investment, an investor should call toll free the appropriate telephone number of the Fund listed on the cover page of this Prospectus to obtain a shareholder account number and instructions. An investor should indicate the portfolio in which he intends to invest, or if investing in both portfolios, the investor will receive an account number for each portfolio.

         An investor should then instruct his bank to wire transfer the intended investment amount in federal funds to:

         Star Bank, N.A. Cinti/Trust
         ABA Account No. 0420-0001-3
         DDA Account No. 486464589
         Attention: Colorado Double Tax-Exempt Bond Fund, Inc.
         Account of (Investor's name(s))
         Account No. (The account number assigned by telephone)

If investing in both portfolios, indicate both account numbers and the amount to be invested in each portfolio.

         A completed account application form must be received by the Fund before any withdrawal or exchange transactions can be handled.

         Subsequent purchases may be effected by wiring federal funds as outlined above and indicating the investor's name and account number to which they are to be credited.

         No stock certificates will be issued unless a request in writing is made to the Fund's transfer agent. Instead an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

         The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

         Other than the contingent deferred sales charge described above, no sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser.

Automatic Investment Plan

         Under the Fund's Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of Shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities broker-dealers or from distributors.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

                              REDEMPTION OF SHARES

         The Fund's shares may be redeemed at the net asset value of the applicable portfolio next determined after receipt of the redemption request in proper form at the offices of American Data Services, Inc., the Fund's Transfer Agent (the "Transfer Agent"). A shareholder redeeming between monthly dividend payment dates receives any accrued but unpaid dividends applicable to the redeemed shares.

Redemption By Mail

         Shares may be redeemed by sending a written redemption request to the Transfer Agent. The redemption request should state the name of the Fund, the portfolio name, the name(s) on the redeeming shareholder's account, such shareholder's account number and the dollar amount or number of shares to be redeemed. If the shares to be redeemed are represented by certificates issued by the Fund to the redeeming shareholder, such certificates must be returned with the redemption request. In all cases, the signature, whether on the written request or on a stock power, must be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g. Trustee, Guardian, etc.) and be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. A redemption request will not be deemed to have been submitted until the Transfer Agent receives all required documents in proper form. The address for redemption requests is Colorado Double Tax-Exempt Bond Fund, Inc., c/o American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11798. Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven (7) days following receipt of such requests.

Redemption By Telephone

         Shares may be redeemed by telephone if the appropriate section on the account application form has been completed. Shareholders may request redemptions by telephoning the Transfer Agent at 1-888-235-2215 and arranging for the proceeds to be wire transferred to a previously designated bank account if all the following conditions are met:

(a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

(b) If a shareholder did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, such shareholder must provide the Fund with a signed and signature guarantee request designating the change.

(c)  No shares to be redeemed by telephone may be represented by certificates.

         Redemption is consummated at the asset value in effect at the close of business of the day the redemption request is received provided the request is made prior to 12:00 noon Colorado time. In such event, the wire transfer is ordinarily made the morning of the next business day. If the redemption request is made after 12:00 noon Colorado time, redemption is consummated at the net asset value next determined and the wire transfer is ordinarily sent on the morning of the second business day following the receipt of the redemption request.

         Shares which were purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank which may take up to fifteen
(15) days. Accordingly, if this restriction is of concern to an investor, purchases should be made by wire transfer.

         If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form, the Transfer Agent's charges for each such wire transfer (currently $9.00) will be deducted from the proceeds of the redemption.

         Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven (7) days following receipt of such requests.

         Investors designating a savings and loan association as the bank to receive their telephone redemption proceeds are advised that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. It is suggested that investors discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

         The telephone redemption procedure may be modified or terminated at any time by the Fund or the Transfer Agent.

         If, in the opinion of the Board of Directors of the Fund, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving any such securities or other property on redemption will incur any costs of sale.

         Apart from the charge imposed by the Transfer Agent for effecting a redemption payment by a bank wire transfer, neither the Fund nor the Transfer Agent imposes a redemption fee, however a contingent deferred sales charge may apply. If a shareholder uses the services of a broker-dealer to effect redemption of his shares, the broker-dealer may charge a fee for such services.

                               EXCHANGE PRIVILEGE

         The shares of one portfolio may be exchanged for shares of the other portfolio without cost. The privilege to exchange shares enables an investor to switch portfolios when he believes that such a shift is an appropriate personal investment decision. It is not intended as a trading vehicle to respond to short-term market fluctuations. An exchange involves a redemption of all or a portion of shares held in one portfolio and the investment of the proceeds in shares of the other portfolio. Accordingly, the exchange privilege is, for federal income tax purposes, a sale on which a shareholder may realize a taxable gain or loss and a purchase which establishes a new investment, a new cost basis and a new holding period. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or restrict the exchange privilege of any shareholder who makes more than two exchanges per year.

Exchange by Telephone


         An investor may make telephone exchanges by telephoning the Transfer Agent at 1-888-235-2215 provided that (a) he has elected the telephone exchange option on the account application form, (b) the registration on the two accounts will be identical and (c) the shares to be exchanged are not in certificate form. Neither the Fund nor the Transfer Agent is responsible for the authenticity of exchange instructions received by telephone or telegraph.
Instructions received by the Transfer Agent are transacted at the net asset value in effect at the time the call is received.

Exchange by Mail

         An investor may exchange shares by submitting a written request signed exactly as the shares are registered and accompanied by the certificate(s), if any, evidencing such shares. The request must be addressed to the Transfer Agent and should include specific instructions for the redemption and purchase of shares. These instructions must include the identity of the existing account (the Fund's name, portfolio name, account name and account number) and specify the number of shares to be exchanged. Unless otherwise specified, the new account will be established with the same registration, telephone option(s) and dividend option as the present account. If the new account is to be different in any respect, the exchange request must contain a signature guarantee described under redemption procedures.

         The exchange privilege may be modified or discontinued at any time.

                                  DISTRIBUTIONS

         The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month. If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

         Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.


         Unless you elect by written notice to the Adviser, at least ten (10) business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 4 on the General Authorization Form.)

         The Fund will distribute no later than December 31, sufficient capital gains net income determined as of October 31 of each calendar year to avoid the application of the 4% excise tax imposed pursuant to the Code.

                     TRANSFER AND DIVIDEND DISBURSING AGENT,
                              COUNSEL AND AUDITORS

     American Data Services, Inc. acts as transfer agent and dividend disbursing agent for the Fund. The Transfer Agent has no part in determining the investment policies of the Fund or portfolio securities to be purchased or sold by the Fund.


     Kutak Rock, 717 17th Street, Suite 2900, Denver, Colorado 80202, acts as counsel to the Fund and has rendered its opinion in connection with the shares offered by this prospectus.

         Baird, Kurtz & Dobson has been selected as auditor for the Fund.

                             ADDITIONAL INFORMATION

         The Fund was incorporated under the laws of the State of Maryland on August 29, 1996. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. Shares of each portfolio have equal voting rights and no preference as to conversion, exchange, retirement or any other feature exists. Each share has one vote and any vote which affects the holders of either portfolio (other than a vote for the election of directors or selection of auditors) shall require the approval of a majority of the shares of the affected portfolio. Each share, when issued and paid for in accordance with the terms of offering, will be fully paid and non-assessable. Shares of the Fund's stock may be redeemed by shareholders at net asset value. Shares have no preemptive, subscription or conversion rights and are freely transferable.

         Fund shares do not have cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any directors.

         The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Additional portfolios may be offered in the future but such additional offerings would not affect the interests of current shareholders in the existing portfolios.

         The Transfer Agent maintains a record of each shareholder's ownership. Shareholders will receive from the Transfer Agent confirmations, as well as monthly statements of account which will show their holdings. In the interests of economy and convenience, certificates representing the Fund's shares will not be physically issued except upon the shareholder's specific written request to the Transfer Agent.

         The Fund sends to each of its shareholders a semiannual report and an audited annual report each of which includes a list of the investment securities held by the Fund. Shareholder inquiries should be made by writing the Fund at its address set forth on the cover page of this Prospectus or by telephoning the Fund at the telephone numbers also set forth on the cover page of this Prospectus.

         No person has been authorized to give any information or to make any representations other than those which may be contained in this Prospectus and in the Fund's official sales literature made in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offer may not lawfully be made.

         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby, nor an offer of shares in any state or jurisdiction in which, or to any person to whom, such offer would be unlawful. The delivery of this Prospectus at any time does not imply that the information contained herein is correct as of any time subsequent to its date; however, if any material change occurs while this Prospectus is required by law to be delivered, this Prospectus will be amended or supplemented accordingly.




                                TABLE OF CONTENTS



                                                                            Page

EXPENSE TABLE................................................................ 1

DESCRIPTION OF THE FUND...................................................... 2

MANAGEMENT OF THE FUND....................................................... 8

TAXATION OF THE FUND AND
    ITS SHAREHOLDERS.........................................................11
NET ASSET VALUE PER SHARE....................................................13
PURCHASE OF SHARES...........................................................14
REDEMPTION OF SHARES.........................................................16
EXCHANGE PRIVILEGE...........................................................18
DISTRIBUTIONS................................................................19
TRANSFER AND DIVIDEND
    DISBURSING AGENT,
    COUNSEL AND AUDITORS.....................................................19
ADDITIONAL INFORMATION.......................................................20






                                 COLORADO DOUBLE
                           TAX-EXEMPT BOND FUND, INC.






                                   PROSPECTUS






                                  June 27, 1997

                               DATED JUNE 27, 1997

                       STATEMENT OF ADDITIONAL INFORMATION




                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.


     This Statement of Additional Information is intended to supplement the information provided to investors in the Prospectus dated June 27, 1997 (the "Prospectus") of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund"). This Statement of Additional Information is not itself a prospectus and should be read only in conjunction with the Prospectus. Copies of the Fund's Prospectus may be obtained by writing the Fund at 600 17th Street, 2610 S. Tower, Denver, Colorado 80293, or calling the Fund at either 1-800-279-4426 (statewide) or 1-303-623-7500 (from the Denver area).

                       STATEMENT OF ADDITIONAL INFORMATION




                                TABLE OF CONTENTS



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES................................. 2
CALCULATION OF PERFORMANCE DATA..............................................10
MANAGEMENT OF THE FUND.......................................................12
ADVISORY AGREEMENT AND EXPENSES..............................................14
PURCHASE OF SHARES...........................................................15
REDEMPTION OF SHARES.........................................................17
EXCHANGE PRIVILEGE...........................................................19
DISTRIBUTIONS................................................................20
TRANSFER AGENT...............................................................21
CUSTODIAN AND AUDITORS.......................................................21
REPORT OF CERTIFIED PUBLIC ACCOUNTANTS.......................................22

FINANCIAL STATEMENT..........................................................23
ACCOUNT APPLICATION..........................................................27
APPLICATION FOR AUTOMATIC INVESTMENT PLAN....................................29
APPENDIX A..................................................................A-1

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

         The following discussion supplements the description of the Fund's investment objectives and management policies set forth in the Prospectus.

         The Fund purchases primarily Colorado municipal securities which it believes are attractive and competitive in terms of quality, maturity and yield. Even though any purchase obviously appears totally suitable at the time of purchase, the dynamics of the municipal bond market in response to changes in general economic and political conditions, interest rate and inflationary expectations, and supply and demand considerations require continuous reevaluation of each investment relative to how return, quality and marketability might be improved, within the fundamental and management policies established for each portfolio.

         The Fund believes that by offering two portfolios, it can achieve a more precise objective for an investor than a single portfolio attempting to achieve multiple objectives. The Fund offers a Short-Intermediate Portfolio which restricts its weighted average maturity to no more than seven years, and an Income Portfolio which is expected to have a weighted average maturity of more than seven years. Each portfolio differs from the other primarily in the maturity of its holdings and consequently in the yield levels and principal volatility which might be expected from such maturity differentials. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

         It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and from Colorado personal income taxes.

         Under normal market conditions, the Fund will attempt to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in each portfolio in Colorado municipal securities. The Fund will invest only in securities which at the time of purchase have one of the four highest ratings of Moody's Investor Service, Inc. ("Moody's) (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A and BBB), or in securities which are not rated, provided that, in the opinion of the Fund's investment adviser (the "Adviser"), such securities are comparable in quality to those within the four highest ratings of Moody's, S&P or Fitch. These securities are considered to be "investment grade" securities, although bonds rated in the fourth highest ratings level (Baa by Moody's and BBB by S&P and Fitch) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and as having some speculative characteristics. Securities on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. In the event the rating of an issue held in the Fund's portfolio is lowered by the rating service, such change will be considered by the Fund in its evaluation of the overall investments of the security, but such change will not necessarily result in an automatic sale of the security. For a description of municipal securities ratings see "Appendix A-Description of Municipal Securities Ratings" attached hereto.

Portfolio Turnover

         To the extent that bond trading and portfolio turnover serve shareholders' objectives by improving return, quality and marketability, such active investment management is not only pursued but in the opinion of the Adviser is required.

         At all times, sales of investment positions, involving reinvestment of proceeds, must either demonstrate (a) a mathematical certitude, within quality and maturity requisites, of improved investment results for the Fund or (b) a very apparent improvement in liquidity and marketability as perceived under any prudent investment criteria. Since all sales give rise to realized capital gains or losses for the Fund and since all sales, repurchases and trades result in the payment of commissions or markups and markdowns, all such transactions are reviewed by the Board of Directors on a quarterly basis in terms of investment benefits to the Fund and its shareholders recognizing prevailing market conditions and considerations.

         Portfolio turnover is the lesser of purchases or sales of portfolio securities for the year, divided by the monthly average value of the portfolio securities. While it is impossible to determine with any accuracy the portfolio turnover rate for each portfolio, it is expected that turnover will vary considerably from period to period depending on market conditions, but generally should not exceed 100% per annum. The rate of turnover will not be a limiting factor whenever the Adviser deems it advisable to sell or purchase securities. As discussed above, all portfolio transactions involving reinvestment must demonstrate quantifiable benefits to the Fund and its shareholders to even occur.

Colorado Municipal Securities

     As used in this statement of additional information, the term, "Colorado municipal securities," refers to debt obligations issued by the State of Colorado, its counties, municipalities, authorities and political subdivisions for the purpose of obtaining funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, exempt from federal and Colorado State income taxes.

     Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

         In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately operated facilities are included in the definition of Colorado municipal securities, provided that the interest paid thereon is exempt from Federal and Colorado State income taxes. Tax-exempt industrial development bonds do not generally pledge of the credit of the issuing municipality.

         There are also a variety of hybrid and special types of municipal securities that have characteristics of both general obligation and revenue bonds.

         Municipal notes are short-term obligations issued to obtain temporary funds for states, cities, municipalities and municipal agencies. These notes include tax, revenue and bond anticipation notes that provide temporary funds until the anticipated taxes, revenues or bond proceeds, respectively, are received by the issuer. Other municipal notes include construction loan notes and short-term discount notes. Project notes, issued by a state or local housing authority, are secured by the full faith and credit of the United States. Municipal commercial paper consists of very short-term negotiable notes, which provide seasonal working capital needs or interim construction financing. The commercial paper is paid from general revenues or is refinanced with long-term debt.

         Yields of municipal securities depend upon a number of factors, including economic and money and capital market conditions, the volume of municipal securities available, conditions within the municipal securities market, and the maturity, rating, and size of individual offerings. Market values of municipal securities will vary inversely in relation to their yields. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the maturity of the obligation.

Bond Put Programs and Tender Option Programs

         The Fund may invest in bond put programs. Under such programs, long-term, low coupon bonds are purchased with a put option that gives the purchaser the right to sell the bonds back to the seller at a specified price on a specified date significantly prior to the stated maturity of the bonds. Usually, but not necessarily, the put option is exercisable three to five years from the date of the offering of a program. Sellers of bond put programs usually are large institutional holders of low coupon bonds bought prior to 1980 who believe they can use the proceeds from such sales more advantageously by investing in taxable securities. All bonds purchased as part of bond put programs are required to satisfy the same quality standards of the Fund applicable to other bond purchases. Additionally, the obligation of the seller to purchase the bond upon exercise of the put option must be supported by a bank letter of credit. In the opinion of the Adviser, the marketability and liquidity of such bonds and their accompanying put options is the same as other bonds held by the Fund.

         The Fund may also invest in tender option programs which give the purchaser the option to tender the bonds purchased to the seller or issuer at face amount. The bonds may be tendered after the expiration of a specified holding period usually ranging from one to five years ("initial tender option date"). Subsequent to the initial tender option date, the interest rate is ordinarily adjusted semiannually or annually to the then current market level for corresponding short-term bonds. Under tender option programs, the purchaser has a choice of tendering its bonds on any semiannual or annual readjustment date, continuing to maintain its position or selling the bonds and the related tender option in the open market between the semiannual and annual readjustment dates. In the case of tender option programs, the earliest date that the tender option is exercisable is considered to be the maturity date. If the bonds are not tendered on the initial tender option date or on any subsequent readjustment date, the next readjustment date is considered the maturity date. There is no limitation on the aggregate principal amount of bonds associated with bond put programs or tender option programs which may be purchased in either portfolio although it is not anticipated that either program will exceed 20% of the assets of a portfolio.

         In the case of either bond put programs or tender option programs involving a seller other than the issuer, the Fund may only purchase programs where the put or tender option obligations of the seller are supported by bank letters of credit which additionally provide that funds will be available to repurchase the bonds when the put or tender options are exercised. If the seller is a bank, the letter of credit is required to be issued by another bank.

Variable Rate Demand Instruments

         Variable rate demand instruments are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (a) upon a default under the terms of the municipal obligation, (b) as needed to provide liquidity to the Fund, or (c) to maintain a high-quality investment portfolio. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven (7) days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments.

When-Issued Securities

         Municipal securities may be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. When the Fund engages in when-issued and delayed-delivery transactions, certain risks are involved. The Fund relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. The securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase municipal securities on a delayed-delivery basis or a when-issued basis, it will record the transaction and reflect the value of the municipal securities in determining the net asset value of the appropriate portfolio. A segregated account for the Fund consisting of cash or high-grade securities equal to the amount of the when-issued commitments will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. There is no restriction on the amount of when-issued securities which may be purchased by either portfolio.

Certificates of Participation

         Also included within the general category of Colorado municipal securities are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriative" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations, if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board of Directors, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Aaa, Aa, A or Baa or better by Moody's or AAA, AA, A, BBB or better by S&P or Fitch's.

Repurchase Agreements

         The Fund may invest in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve system or a securities broker-dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The value of the underlying securities will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. It is expected that repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund.

Standby Commitments

         Subject to the receipt of any required regulatory authorization, the Fund may acquire standby commitments for either portfolio which will enable such portfolio to improve its liquidity by making available same day settlements on sales. A standby commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specific price. Standby commitments are also known as "puts." The Fund's investment policies permit the acquisition of standby commitments solely to facilitate portfolio liquidity. The exercise by the Fund of a standby commitment is subject to the ability of the seller to fulfill its contractual commitment.

         Standby commitments acquired by the Fund for a portfolio will have the following features: (a) they will be in writing and will be physically held by the Fund's custodian; (b) the Fund's rights to exercise them will be unconditional and unqualified; (c) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (d) although standby commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (e) their exercise price will be (i) the Fund's acquisition cost, excluding the cost, if any, of the standby commitment, of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund may have paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date.

     The Fund expects that standby commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for standby commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount paid by the Fund in either manner for outstanding standby commitments will not exceed 1/2 of 1% of the value of the total assets of the affected portfolio calculated immediately after any standby commitment is acquired.

     It is difficult to evaluate the likelihood of use or the potential benefit of a standby commitment. Therefore, it is expected that the Adviser will determine that standby commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the standby commitment is less than the exercise price of the standby commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

     The Fund understands that the Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be the owner of municipal obligations acquired subject to a put option and that interest on the obligations will be tax-exempt to the Fund. There is, however, no assurance that standby commitments will be available to the Fund, and the Fund has not assumed that such commitments would continue to be available under all market conditions.

Investment Restrictions

     The Fund has adopted certain investment restrictions which cannot be changed without approval by the holders of a majority of the outstanding voting shares of each affected portfolio. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the portfolio's shares at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the portfolio's shares.

         Each portfolio may not:

     1. Purchase securities or make investments other than in accordance with its investment objective and policies.

     2. Purchase securities if as a result of such purchase more than 25% of the portfolio's total assets would be invested in any one industry. For purposes of this limitation, there is no limitation on the purchase of securities issued by state or municipal governments or their political subdivisions or securities issued, guaranteed or secured by the U.S. government, its agencies or instrumentalities (including refunded municipal obligations fully secured by direct obligations of the U.S. government or its agencies or instrumentalities held in irrevocable trust). Industrial revenue bonds ultimately payable by companies within the same industry are treated as if they were issued by issuers in the same industry. Neither portfolio may enter into a repurchase agreement if more than 10% of assets would be subject to repurchase agreements maturing in more than seven (7) days.

     3. Purchase the securities of any issue if as a result more than 5% of the portfolio's assets would be invested in the securities of such issuer provided that there is no limitation on the purchase of securities issued, guaranteed or secured by the U.S. government, its agencies or instrumentalities (including refunded municipal obligations fully secured by direct obligations of the U.S. government, its agencies or instrumentalities held in irrevocable trust). This restriction does not apply with respect to 50% of the portfolio's total assets. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

     4. Invest more than 5% of the portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years continuous operation.

     5. Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

     6. Borrow money or enter into reverse repurchase agreements except the Fund may borrow money from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount up to 10% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     7. Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

     8. Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase municipal securities comprising bond put programs and tender option programs as well as municipal securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies provided that neither municipal securities subject to standby commitments nor variable rate demand notes constitute more than 5% of the assets of either portfolio.

     9. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     10. Invest more than 15% of the portfolio's total assets in non-marketable securities, including securities restricted as to disposition under the federal securities laws, repurchase agreements maturing in more than seven (7) days and securities which are not otherwise readily marketable.

     11. Invest for the purpose of exercising control or management of another issuer.

     12. Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in municipal securities secured by real estate or interests therein.

     13. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.

     14. Invest more than 10% of its total assets in securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     15. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

     Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from borrowing from a bank unless there is an asset coverage of 300% for all borrowings. Under Rule 18f-1 under such Act, an open-end investment company may elect to commit itself to pay in cash all requests for redemption subject to certain limitations specified in said Rule. If an investment company makes such an election, the investment company is exempt from the requirements of Section 18(f)(1) to the extent necessary to enable it to effectuate cash redemptions. The Fund has not elected to commit itself to pay all cash in redeeming shares and, therefore, is subject to Section 18(f)(1). The restriction set forth in paragraph 6 above further restricts borrowings.

                         CALCULATION OF PERFORMANCE DATA

     The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include yield, tax equivalent yield and total return figures.

Yield

     Yield reflects the income per share deemed earned by the Fund's portfolio investments. Yield is determined by dividing the net investment income per share deemed earned during the preceding 30-day period by the maximum offering price per share on the last day of the period and annualizing the result according to the following formula:



                                     a - b          6
                       YIELD = 2 [(  ------     + 1) - 1]
                                       cd



Where: a = interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

     To calculate interest earned (for the purpose of "a" above) the Fund will:

    (a) Compute the yield to maturity of each obligation held by the Fund based on the market value of the obligation at the close of business on the last business day of each month, or with respect to obligations purchased during the month, the purchase price.

     (b) Divide the yield to maturity by 360 and multiply the quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio.

     The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     In the case of an obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. In the case of an obligation with original issue discount, if the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. In the case of an obligation with original issue discount, if the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based upon market value.

Tax Equivalent Yield

     Tax equivalent yield shows the yield from a taxable investment which would produce an after-tax yield equal to that of a fund that invests in tax-exempt securities. It is computed by dividing the tax-exempt portion of the Fund's yield (as calculated above) by one minus a stated income tax rate and adding the product to the portion (if any) of the Fund's yield that is not tax-exempt.

Total Return

     Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

                             ERV - P = TOTAL RETURN
                             -------
                                P

  Where: ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

          P = a hypothetical initial payment of $1,000.

     Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

  Where:  P = a hypothetical initial payment of $1,000.
          T = average annual total return.
          n = number of years in the base period.

          ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

     All performance figures are based on historical results and are not intended to indicate future performance.

                             MANAGEMENT OF THE FUND

Directors and Officers

     The names and business addresses of the directors and officers of the Fund together with information as to their principal business occupations during at least the past five years are shown below. Each director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

                                                   Principal Occupation
Name, Address and Age     Positions with the Fund  During Past 5 Years
-----------------------   -----------------------  -------------------

James M. Coughlin (61)     Director                President of Coughlin &
621 17th Street                                    Company, an investment
Suite 1900                                         banking firm,  since 1972.
Denver, Colorado  80202

Bruce L. Evans (66)        Director                Partner in the law firm of
1660 Lincoln Street                                Lentz, Evans and King, P.C.
Suite 2900                                         since 1973.
Denver, Colorado  80264

Calvin F. Isaak* (66)      President, Chairman     Chairman of the Board of
600 17th Street            and Director            Directors and President of
2610 South Tower                                   Isaak Bond Investments, Inc.,
Denver, Colorado  80293                            A registered broker-dealer,
                                                   since 1977.

David J. Isaak* (36)       Vice President,         Manager of Municipal Bond
600 17th Street            Treasurer and Director  Trading Department of Isaak
2610 South Tower                                   Bond Investments, Inc. since
Denver, Colorado  80293                            1984.

Philip J. Konsella* (64)   Director                Real estate broker for and
1519 Genesee Vista Road                            owner of Comark Realty, Inc.
Golden, Colorado  80401                            prior to 1992.

Stan Voth* (51)            Secretary               Chief Financial Officer of
600 17th Street                                    Isaak Bond Investments, Inc.
2610 South Tower                                   since 1987.
Denver, Colorado  80293



     Directors of the Fund who are not "interested persons" of the Fund are paid $500 per meeting by the Fund, which is subject to adjustment annually, and are reimbursed for expenses incurred in attending meetings of the Board of Directors.

     Calvin F. Isaak, the President and a director of the Fund, is also the majority shareholder and the President of Isaak Bond Investments, Inc., the Fund's principal underwriter and a distributor of the Fund's shares (the "Underwriter"). Mr. Isaak is also the Chairman of the Board of Directors and President of Funds Management Corporation, the Fund's investment adviser. Mr. Calvin F. Isaak and Mr. David Isaak are father and son.

     Mr. Philip J. Konsella, a director of the Fund, is a director of the Underwriter. Mr. Voth, Secretary of the Fund, is also the Chief Financial Officer of the Underwriter.

     The Fund's investment adviser is Funds Management Corporation (the "Adviser"), a Colorado corporation formed on April 7, 1988. The Adviser has registered with the Securities and Exchange Commission as an Adviser under the Investment Advisers Act of 1940.

     The Adviser will attempt to meet the Fund's investment objectives by providing portfolio management and credit analysis services pursuant to the Prospectus and the Advisory Agreement. There is no assurance that the Adviser can meet the Fund's investment objectives. The Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 100% per year in an attempt to meet these objectives.

     The Fund is a Maryland Corporation. Its Board of Directors will supervise the activities of the Fund and review the Fund's service contracts.

     The Fund is not required to hold annual shareholder meetings. However, special meetings may be called by the Board of Directors or upon the written request of shareholders owning at least one-tenth of the shares entitled to vote, for such purposes as electing or removing directors, changing fundamental investment policies, or approving a new or amended advisory or management contract or plan of distribution. Each shareholder receives one vote for each share held. The Board of Directors has the power to create additional series of Fund shares.

                         ADVISORY AGREEMENT AND EXPENSES


     Under the Advisory Agreement dated May 28, 1997, between the Fund and the Adviser, and subject to the control of the Board of Directors, the Adviser manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. In addition, the Adviser administers the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders', meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. The Board of Directors of the Fund approved the Advisory Agreement, by unanimous vote, on December 16, 1996 in the manner required by the 1940 Act. The sole shareholder of the Fund approved the Advisory Agreement on May 28, 1997. The Adviser pays all of the compensation of directors of the Fund who are employees of the Adviser and of the officers and employees of the Fund. The Fund pays all of the compensation of directors who are not employees of the Adviser. The Advisory Agreement also provides that the Adviser will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     In exchange for its services, the Adviser is entitled to receive a management fee from the Fund, calculated daily and payable monthly, equal to 0.23% of the average daily net assets on an annual basis.

     The Fund is responsible for paying all its expenses other than those assumed by the Adviser, including brokerage commissions, if any, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder account services, fees and disbursements of appraisers, transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expense of trustees of the Fund not employed by the Adviser or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

     The Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (1) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (2) by a vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party), and if the Adviser shall not have notified the Fund at least sixty (60) days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement may be terminated by the Fund, without penalty, on sixty (60) days' written notice to the Adviser and will terminate automatically in the event of its assignment.

                               PURCHASE OF SHARES

     Shares of each portfolio may be purchased by check or by wire transfer of funds through a bank. The minimum initial investment is $10,000 for each portfolio selected. Investments may be made in any amount in excess of the minimum. Subsequent investments may be in any amount for the portfolio selected. Each portfolio's shares are sold on a continuous basis without a sales charge at the net asset value in effect at the time a purchase order is processed. Purchase orders are processed after federal funds are made available to the Fund as hereafter provided.

     A contingent deferred sales charge of 1% may be imposed upon redemption of Fund shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares if they are to be exchange for shares of another portfolio; and (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

     Dividends begin on the day federal funds are made available to the Fund and continue to and including the day of redemption.

Purchases by Check

     Shares may be purchased initially by mailing a completed account application form together with a check payable to "Colorado Double Tax-Exempt Bond Fund, Inc." for the amount to be invested in the Fund. The address for mailing is Colorado Double Tax-Exempt Bond Fund, Inc., P.O. Box 641235,
Cincinnati, Ohio 45264-1235. (If sending by express mail or other service requiring a street address, use Colorado Double Tax-Exempt Bond Fund, Inc., c/o Star Bank, N.A., Mutual Fund Custody Department, 425 Walnut Street M.L. 6118, 6th Floor, Cincinnati, Ohio 45202.

     Purchases of shares purchased by check are effected when federal funds are made available to the Fund. Federal funds are normally made available to the Fund at 9:00 a.m. on the third business day following receipt of the check. Shares are purchased at the net asset value in effect when the check is received by the Fund. During the period of time between receipt of the check and the Fund's collection of federal funds, an investor's money will not be invested and no dividends will accrue to an investor.

     Subsequent purchases may be effected by mailing a check as outlined above. The shareholder's account number and the portfolio in which he intends to make the additional purchase should appear on the check. In addition, the shareholder should enclose the stub portion of the most recent confirmation statement received from the Fund.

Purchases by Wire

     Shares may be purchased by wiring federal funds to the Fund. Prior to an initial investment, an investor should call toll free the appropriate telephone number of the Fund listed on the cover page of this Prospectus to obtain a shareholder account number and instructions. An investor should indicate the portfolio in which he intends to invest, or if investing in both portfolios, he will receive an account number for each portfolio.

     An investor should then instruct his bank to wire transfer the intended investment amount in federal funds to:


         Star Bank, N.A. Cinti/Trust
         ABA Account No. 0420-0001-3
         DDA Account No. 486464589
         Attention: Colorado Double Tax-Exempt Bond Fund, Inc.
         Account of (Investor's name(s))
         Account No. (The account number assigned by telephone)

If investing in both portfolios, indicate both account numbers and the amount to be invested in each portfolio.

     A completed account application form must be received by the Fund before any withdrawal or exchange transactions can be handled.

     Subsequent purchases may be effected by wiring federal funds as outlined above and indicating the investor's name and account number to which they are to be credited.

     No stock certificates will be issued unless a request in writing is made to the Fund's transfer agent. Instead an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

     The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

     Other than the contingent deferred sales charge described above, no sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser.

Automatic Investment Plan

     Under the Fund's Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of Shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities broker-dealers or from distributors.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

                              REDEMPTION OF SHARES

     The Fund's shares may be redeemed at the net asset value of the applicable portfolio next determined after receipt of the redemption request in proper form at the offices of American Data Services, Inc. ("ADS"), the Fund's transfer agent. A shareholder redeeming between monthly dividend payment dates receives any accrued but unpaid dividends applicable to the redeemed shares.

Redemption By Mail

     Shares may be redeemed by sending a written redemption request to ADS. The redemption request should state the name of the Fund, the portfolio name, the name(s) on the redeeming shareholder's account, such shareholder's account number and the dollar amount or number of shares to be redeemed. If the shares to be redeemed are represented by certificates issued by the Fund to the redeeming shareholder, such certificates must be returned with the redemption request. In all cases, the signature, whether on the written request or on a stock power, must be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g. Trustee, Guardian, etc.) and be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. ADS may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. A redemption request will not be deemed to have been submitted until ADS receives all required documents in proper form. The address for redemption requests is Colorado Double Tax-Exempt Bond Fund, Inc., c/o American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11798. Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven
(7) days following receipt of such requests.

Redemption By Telephone

     Shares may be redeemed by telephone if the appropriate section on the account application form has been completed. Shareholders may request redemptions by telephoning ADS at 1-888-235-2215 and arranging for the proceeds to be wire transferred to a previously designated bank account if all the following conditions are met:

     (a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

     (b) If a shareholder did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, such shareholder must provide the Fund with a signed and signature guarantee request designating the change.

     (c)  No  shares  to  be  redeemed  by  telephone  may  be   represented  by
     certificates.

     Redemption is consummated at the asset value in effect at the close of business of the day the redemption request is received provided the request is made prior to 12:00 noon Colorado time. In such event, the wire transfer is ordinarily made the morning of the next business day. If the redemption request is made after 12:00 noon Colorado time, redemption is consummated at the net asset value next determined and the wire transfer is ordinarily sent on the morning of the second business day following the receipt of the redemption request.

     Shares which were purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank which may take up to fifteen (15) days. Accordingly, if this restriction is of concern to an investor, purchases should be made by wire transfer.

     If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form. ADS's charges for each such wire transfer (currently $9.00) will be deducted from the proceeds of the redemption.

     Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven (7) days following receipt of such requests.

     Investors designating a savings and loan association as the bank to receive their telephone redemption proceeds are advised that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. It is suggested that investors discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

     The telephone redemption procedure may be modified or terminated at any time by the Fund or ADS.

     If, in the opinion of the Board of Directors of the Fund, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving any such securities or other property on redemption will incur any costs of sale.

     Apart from the charge imposed by ADS for effecting a redemption payment by a bank wire transfer, neither the Fund nor ADS imposes a redemption fee, however, a contingent deferred sales charge may apply. If a shareholder uses the services of a broker-dealer to effect redemption of his shares, the broker-dealer may charge a fee for such services.

                               EXCHANGE PRIVILEGE

     The shares of one portfolio may be exchanged for shares of the other portfolio without cost. The privilege to exchange shares enables an investor to switch portfolios when he believes that such a shift is an appropriate personal investment decision. It is not intended as a trading vehicle to respond to short-term market fluctuations. An exchange involves a redemption of all or a portion of shares held in one portfolio and the investment of the proceeds in shares of the other portfolio. Accordingly, the exchange privilege is, for federal income tax purposes, a sale on which a shareholder may realize a taxable gain or loss and a purchase which establishes a new investment, a new cost basis and a new holding period. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or restrict the exchange privilege of any shareholder who makes more than two exchanges per year.

Exchange by Telephone

     An investor may make telephone exchanges by telephoning ADS at 1-888-235-2215 provided that (a) he has elected the telephone exchange option on the account application form, (b) the registration on the two accounts will be identical and (c) the shares to be exchanged are not in certificate form. Neither the Fund nor ADS is responsible for the authenticity of exchange instructions received by telephone or telegraph. Instructions received by ADS are transacted at the net asset value in effect at the time the call is received.

Exchange by Mail

     An investor may exchange shares by submitting a written request signed exactly as the shares are registered and accompanied by the certificate(s), if any, evidencing such shares. The request must be addressed to ADS and should include specific instructions for the redemption and purchase of shares. These instructions must include the identity of the existing account (the Fund's name, portfolio name, account name and account number) and specify the number of shares to be exchanged. Unless otherwise specified, the new account will be established with the same registration, telephone option(s) and dividend option as the present account. If the new account is to be different in any respect, the exchange request must contain a signature guarantee described under redemption procedures.

     The exchange privilege may be modified or discontinued at any time.

                                  DISTRIBUTIONS

     The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month. If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

     Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

     Unless you elect by written notice to the Adviser, at least ten (10) business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 4 on the General Authorization Form.)

     The Fund will distribute no later than December 31, sufficient capital gains net income determined as of October 31 of each calendar year to avoid the application of the 4% excise tax imposed pursuant to the Internal Revenue Code of 1986, as amended.

     The Underwriter is the general distributor of the shares of the Fund pursuant to a Distribution Agreement dated May 28, 1997 (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Directors of the Fund, on December 16, 1996 in the manner required by the 1940 Act.

     The Underwriter may offer cash or non-cash incentives to dealers in addition to sales charges in order to promote the sale of shares of the Fund. Any such cash or non-cash incentives will be in compliance with all applicable rules and regulations of the National Association of Securities Dealers, Inc.

                                 TRANSFER AGENT

     ADS serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency and Service Agreement dated May 16, 1997 (the "Agreement"). ADS's duties under the Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. As compensation for these services, the Fund pays ADS a fee calculated as a combination of account maintenance charges and transaction charges as set forth in Schedule A to the Transfer Agency and Service Agreement, attached to the Registration Statement as
Exhibit 9.

                             CUSTODIAN AND AUDITORS

     Star Bank, N.A. is the portfolio securities custodian for the Fund. Their address is 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202.

     Baird, Kurtz & Dobson, independent certified public accountants, are the auditors of the Fund. Their address is One Norwest Center, 1700 Lincoln Street, Suite 3400, Denver, Colorado 80203.

                     REPORT OF CERTIFIED PUBLIC ACCOUNTANTS


                         Independent Accountants' Report



To the Shareholder
         and
Board of Directors
Colorado Double Tax-
  Exempt Bond Fund, Inc.
Denver, Colorado

     We have audited the accompanying statement of assets and liabilities of COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (In Organization), as of April 18, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion,

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (In Organization) as of April 18, 1997, in conformity with generally accepted accounting principles.

                                                     BAIRD, KURTZ & DOBSON


                                                     \s\ Baird, Kurtz & Dobson



Denver, Colorado
April 24, 1997

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 18, 1997

                                                             Short
                                                         Immediate       Income
                                                         Portfolio     Portfolio
                                                         ---------     ---------

                      ASSETS
                      ------

Cash                                                      $ 50,000       $50,000
                                                          --------       -------

Net assets consist of:                                    $ 50,000       $50,000
                                                          --------       -------

  Capital stock and additional paid-in capital

Net  assets applicable to outstanding  shares:

     Capital  stock,  $.OO1 par value,  per share,
       total  authorized  shares of 1OO,O00,OOO
       with  initial   authorization  of
       40,000,000 Class  A  shares
       (Short-Intermediate  Portfolio)  and
       20,000,000  Class  B  shares  (Income
       Portfolio):
          Class A shares,  5,000 shares issued
          and outstanding                                 $ 50,000      $      -
          Class B shares, 5,000 shares issued
          and outstanding                                        -        50,000
                                                          --------       -------
                                                          $ 50,000      $ 50,000
                                                          ========      ========

Net asset value per share                                      $10           $10
                                                          ========      ========








See Accompanying Notes to Financial Statement

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                          NOTES TO FINANCIAL STATEMENT
                                 APRIL, 18, 1997

NOTE 1: ORGANIZATION

     The Colorado Double Tax-Exempt Fund, Inc. (the "Fund") is in organization with registration pending under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Maryland Corporation on August 29, 1996. The Fund will operate as a series company currently comprised of two portfolios. The portfolios are known as the Short-Intermediate Portfolio and the Income Portfolio (the "Portfolios") with each portfolio considered as a separate entity for financial reporting and tax purposes. The Fund has had no operations other than the sale to Exempt
Enterprise,   Inc.  (an  entity   affiliated   with  the  Fund's   Adviser  and
underwriter/distributor) of 5,000 shares each of Class A Common Shares (Short-Intermediate Portfolio) and Class B Common Shares (Income Portfolio). All organization costs and initial offering expenses will be bome by Funds Management Corporation (the "Adviser").

NOTE 2: INVESTMENT ADVISORY, DISTRIBUTION SERVICES AND ADMINISTRATION AGREEMENTS

Advisory Agreement

     Under an Advisory Agreement, the Fund will pay its Adviser an advisory fee on an annual rate of .23 of 1 % of each portfolio's average daily net assets. Such fee will be accrued daily and paid monthly. In the event that the Fund's operating expenses (including the investment advisory and management fee but excluding taxes interest, brokerage and extraordinary expenses, if any) exceed
 .68 % of the Fund's average daily net assets on an annual basis, the Adviser shall reduce the amounts of the advisory and management fee or assume expenses of the Fund in the amount of such excess, up to the amount of the advisory and management fee payable by the Fund to the Adviser. The Adviser is a wholly owned subsidiary of Isaak Bond Investment, Inc. (the "Principal Underwriter"). The Principal Underwriter is owned by certain officers/directors of the Fund.

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                          NOTES TO FINANCIAL STATEMENT

                                 APRIL, 18, 1997



NOTE 2: INVESTMENT ADVISORY, DISTRIBUTION SERVICES AND ADMINISTRATION AGREEMENTS (continued)

Distribution Agreement

     The Fund has entered into a Distribution Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Portfolios. The agreement provides that the Fund will pay a distribution services fee to The Principal Underwriter or other distributors at an annual rate of .25 % of the average daily net assets of the Portfolios. Such fee will be accrued daily and paid quarterly.

Administration Agreements

     The Fund has entered into various agreements with American Data Services, Inc. ("ADS") for transfer agency and service, administrative and fund accounting services. These agreements provide for minimum fees to be paid to ADS plus out-of-pocket expenses, transactional fees and other fees for services requested by the Fund. Each agreement requires a security deposit equal to one month's minimum fees. The agreements also provide for certain discounts from the specified minimum fees during the first eight months of the Fund's operations or until the Fund's average daily net assets exceed certain specified levels. The initial minimum monthly fee for each portfolio, before discounts, approximates $3,300 plus certain transactional fees and expenses incurred by ADS on behalf of the Fund.

Custody Agreement

     The  Fund's   custody  agreement  with  a  bank  provides  for  fees  on  a transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                          NOTES TO FINANCIAL STATEMENT
                                 APRIL, 18, 1997

NOTE 3: CAPITAL STOCK

     The Fund has authorized 100,000,000 shares of its $.OO1 par value per share common stock. The Fund has initially authorized 40,000,000 shares as Class A shares for its Short-Intermediate Portfolio and 20,000,000 as Class B shares for its Income Portfolio. The remaining 40,000,000 shares can be authorized by the Fund as deemed necessary by the Fund. Shareholders requesting redemption of shares held less than one year will be subjected to a 1 % redemption fee. The Fund requires an initial minimum investment of $10,000 for each portfolio. Shareholders may transfer their investment between Portfolios to the extent that a minimum of $10,000 is invested in each portfolio.

Colorado Double Tax
Exempt Bond Fund                                                          [LOGO]

Account Application

Send All Checks and Forms To
Colorado Double Tax-Exempt Bond Fund, Inc.

1. Registration-Please Print All Items Except Signatures.

Check one box

[ ] Individual [ ] Joint Registrant [ ] Gift to Minors     [ ] Corporations,
    Use line 1     Use line 2           Use lines 3, 4 & %     Partnerships,
                                                               Trusts & Others
                                                               Use lines 6 & 7

_______________________________________________________________________________
1.First Name, Initial, Last Name                                  Soc. Sec. No.


_______________________________________________________________________________
2.Right of survivorship presumed,                                 Soc. Sec. No.
  unless tenancy in common is indicated.

_______________________________________________________________ as Custodian for
3. Custodian's Name

______________________________________________________________________ under the
4. Minor's Name

_____________________________ Uniform Gifts to Minors Act._____________________
5. State                                                  Minor's Soc. Sec. No.

_______________________________________________________________________________
6. Name of Corporation or Other Entity. If a Trust, include date of trust instrument.

________________________________________________________     __________________
7.                                                           Taxpayer Ident. No.


2. Address-Please Print.

_______________________________________________________________________________
Street Address                                        (Area Code) Home Phone No.

_______________________________________________________________________________
City, State, Zip Code                                 (Area Code) Home Phone No.


3. Initial Investment $10,000 Minimum per Portfolio

Portfolio Selection: [ ] The Short-Intermediate Portfolio $__________
                     [ ] The Income Portfolio $__________

Investment Source:

[ ]     *By Check $__________

*Please make check payable to Colorado Double Tax-Exempt Bond Fund, Inc, and mail with this completed Account Application. You will be assigned an account number(s) by ____________ upon receipt.

[ ]    **By Wire $__________

**Call the Fund for instructions and account number(s). Read the purchase by wire section of the prospectus as a reference if you are unclear on any procedures.

Each portfolio is assigned a separate account number to avoid errors.

I confirm the account number(s) I was assigned by telephone with regard to my wire transfer of funds as follows:

____________________________________________________
Short-Intermediate Portfolio Assigned Account Number

____________________________________________________
Income Portfolio Assigned Account Number


4. Distributions (If no selection is checked, the Share Option will be assigned.)

[ ] Share Option Income dividends and capital gain distributions automatically reinvested in additional shares.

[ ] Income Option Income dividends and capital gain distributions distributed in cash.


5. Wire Service

[ ]  Yes  [ ]  No   Permits Redemption Proceeds initiated by wire,  telephone or letter to be  transmitted  via Fed Wire to Fed Member Banks.
                    If you desire to permit  such  transmittals,  fill out "Bank
                    Account Details" Below.

Bank Account Details-Fill Out This Section if "Yes" is Checked For Item 5:

_______________________________________________________________________________
Name of your Bank. Note: Initial Investment Check or wire must be drawn against this account.

_______________________________________________________________________________
Account Name                                         Account Number(s)

_______________________________________________________________________________
Address of Bank                     City             State             Zip Code


6. Telephone Privileges

[ ]  Yes  [ ]  No   Portfolio   Exchange-Permits   Exchange   between   the  two
                    portfolios by telephone

          [ ]  No   Status  of  Account  by  Telephone-Unless  the  "NO"  box is
                    checked, the investor(s) authorize(s) ___________ to respond to telephone inquiries from persons reasonably believed by the Bank to be the registrant(s).

7. Signature And Taxpayer Identification Number Certification For Individual Investors

The undersigned warrant(s) that I (we) have full authority and, if a natural person, am (are) of legal age to purchase shares pursuant to this Application have received a current Fund Prospectus and agree to be bound by its terms. I
(we) agree that American Data Services, Inc., Colorado Double Tax-Exempt Bond Fund, Inc. or any of their officers, directors or employees will not be liable for any loss or expense for acting upon any instructions or inquiries believes genuine.

Taxpayer Identification Number Certification:  Under the penalties of perjury, I
(we) certify [1] that the Social Security Number(s) or Taxpayer Identification Number(s) shown in Section 1 of this form is (are) my (our) correct Taxpayer Identification Number(s), and [2] that I (we) am (are) not subject to backup withholding either because I (we) have not been notified that I (we) am (are) subject to backup withholding as a result of a failure to report all dividends, or the Internal Revenue Service has notified me (us) that I (we) am (are) no longer subject to backup withholding.


_______________________________________________________________________________
Individual (or Custodian)             Date              Joint Registrant, if any


Complete Only If Copies of Advices Are Required.

Certification A For Use by Advisers Only.
The undersigned represent(s) and warrant(s) that authorization to purchase and redeem shares of the Fund has been given by the investor(s).

_______________________________________________________________________________
Firm Name

_______________________________________________________________________________
Address

_______________________________________________________________________________
City, State, Zip

_______________________________________________________________________________
Date                  Authorized Signature and Title

_______________________________________________________________________________
Date                  Authorized Signature and Title



_______________________________________________________________________________
Firm Name

_______________________________________________________________________________
Address

_______________________________________________________________________________
City, State, Zip

_______________________________________________________________________________
Date                  Authorized Signature and Title

_______________________________________________________________________________
Date                  Authorized Signature and Title


Certification B For Use By Corporations, Pension Trusts, Partnership or Other Institutional Investors Only.

___________________________________
Dated:

Note: Retain a copy of this document for your records. Any modification of the information below will require an amendment to this form. This document is in full force and effect until another duly executed form is received by American Data Services, Inc.

[ ]  New          [ ]  Amendment to form dated


_______________________________________________________________________________
Name of Registered Owner:                     Account No(s):

Registered Owner is a:

[ ]  Corporation/Incorporated Association*   [ ]  Partnership

[ ]  Pension Trust                           [ ]  Other: (such as Non-Profit
                                           Organization, Religious Organization,
                                           Sole Proprietorship, Investment Club,
                                           Non-Incorporated Association, etc.)

The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner, and any _____** of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to purchase, redeem, assign or transfer securities of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

Name                     Title                           Specimen Signature
_______________________  ______________________________  _______________________
_______________________  ______________________________  _______________________
_______________________  ______________________________  _______________________
_______________________  ______________________________  _______________________

American Data Services, Inc. ("ADS") may, without inquiry, act only upon the instruction of Any Person(s) purporting to be (an) Authorized Person(s) as named in the Certification form last received by ADS. ADS and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the ADS having acted upon any instruction reasonably believed genuine.

*For Corporations and Incorporated Associations Only. Note: Either Signature Guarantee or Seal is Required.

I, ____________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on ____________________ at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and bylaws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above;
(2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify ADS when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ADS receives a duly executed amendment to the Certification form.

Signature
Guaranteed***
(or Corporation Seal)

                                     Witness my hand on behalf of the
                                     corporation/association  this  ____  day of
                                     __________, 19__.

                                     __________________________________________
                                     Secretary***

The  undersigned  officer (other than the Secretary)  hereby  certifies that the
foregoing    instrument    has   been   signed   by   the   Secretary   of   the
corporation/association.

Signature
Guaranteed***
(or Corporate Seal)                  __________________________________________
                                     Certifying Officer of the Corporation or Incorporated Association***

For All Other Institutional Investors__________________________________________
                                     Certifying Trustee(s)/General partner(s)/
                                     Other(s)***

Signature(s)
Guaranteed***                        __________________________________________
                                     Certifying Trustee(s)/General Partner(s)/
                                     Other(s)***

**Insert a number unless otherwise indicated. The bank may honor instructions of any one of the persons named above.
***Signature(s) must be guaranteed by a commercial bank or trust company located or having a correspondent in New York City, or by a member firm of a national securities exchange. Notarization is not acceptable.

                    APPLICATION FOR AUTOMATIC INVESTMENT PLAN

     I hereby request that __________ draw a check or an automated clearing house ("ACH") debit on my checking account as described below each month to purchase shares in the Short- Intermediate Portfolio or shares in the Income Portfolio of Colorado Double Tax-Exempt Bond Fund subject to the terms set forth below.


You are hereby authorized to draw a check or an ACH debit each month on my bank account for investment in Colorado Double Tax-Exempt Bond Fund as indicated below:

         Amount of each check or ACH debit $
         Account No.
         Please date and invest checks or draw ACH debits on the 20th of each month beginning

                                     (Month)

I agree that you are preparing these checks or drawing these debits voluntarily at my request and that you shall not be liable for any loss arising from any delay in preparing or failure to prepare any such check or debit. If I change banks or desire to terminate or suspend this program, I agree to notify you promptly in writing.

I further agree that if a check or debit is not honored upon presentation, __________ is authorized to discontinue immediately the Automatic Investment plan and to liquidate sufficient shares held in my account to offset the purchase made with the returned check or dishonored debit.

  Date                     Signature of Depositor

                           Signature of Depositor
                             (If joint account, both must sign)

    FOR BROKER-DEALER ONLY

         Branch Office, Address, Stamp



This form when completed should be mailed to:

         Colorado Double Tax-Exempt Bond Fund
         c/o __________
         __________
         __________

AUTHORIZATION TO HONOR CHECKS OR ACH
DEBITS DRAWN BY FINANCIAL DATA SERVICES,
INC.

To                                                                  Bank
                                                 (Investor's Bank)
Bank Address
City, State, Zip Code

As a convenience to me, I hereby request and authorize you to pay and charge to my account checks or ACH debits drawn on my account by and payable to __________. I agree that your rights in respect to each such check or debit shall be the same as if it were a check drawn on you and signed personally by me. This authority is to remain in effect until revoked personally by me in writing. Until you receive such notice, you shall be fully protected in honoring any such check or debit. I further agree that if any such check or debit be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability.

Date                       Signature of Depositor
Bank                       (If joint account, both must sign)
Number

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

We hereby authorize Isaak Bond Investments, Inc. to act as our agent in connection with transactions under this authorization form and agree to notify the distributor of any purchases made under a Letter of Intention or Systematic Withdrawal Plan. We guarantee the Shareholder's Signature.

                                          Broker-Dealer Name and Address

By
                                       Authorized Signature of Broker-Dealer

Branch-Code                     F/C No.                       F/C Last Name

Broker-Dealer's Customer A/C No.

                                   APPENDIX A

                      KEY TO MOODY'S MUNICIPAL BOND RATINGS


Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       KEY TO S&P'S MUNICIPAL BOND RATINGS


AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B Debt rated "B" has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                      KEY TO FITCH'S MUNICIPAL BOND RATINGS


AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     Credit Trend Indicator: Credit trend indicators show whether credit fundamentals are improving, stable, declining, or uncertain, as follows:

         Improving                  [Up Arrow]
         Stable                     [Left, Right Arrow]
         Declining                  [Down Arrow]
         Uncertain                  [Up, Down Arrow]

     Credit trend indicators are not predictions that any rating change will occur, and have a longer-term time frame than issues placed on FitchAlert.

NR Indicates that Fitch does not rate the specific issue.

Conditional       A conditional rating is premised on the successful  completion of a project or the occurrence of a specific event.

Suspended         A  rating  is  suspended   when  Fitch  deems  the  amount  of
                  information available from the issuer to be inadequate for rating purposes.

Withdrawn         A rating will be withdrawn  when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert        Ratings are placed on  FitchAlert  to notify  investors  of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designed as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD,
DD
and
D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.